Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Consolidated Statements of Operations [Abstract]
Revenues earned during the development stage	$ 112,517	$ 1,300	$ 112,797	$ 1,300	$ 1,300
Cost of services during the development stage
Farm expenses	7,500		15,000		531,246
Farm management services - related party	532,550	60,000	592,550		180,000
Total cost of services during the development stage	540,050	60,000	607,550	60,000	711,246
Gross profit (loss)	(427,533)	(58,700)	(494,753)	(58,700)	(709,946)
Operating expenses:
Directors' fees	93,750		187,500		187,500
Professional fees	125,265	30,658	241,993	43,729	255,959
Research and development	91,562	105,197	170,546	105,197	206,191
Salary and compensation - officer					750,000
General and administrative expenses	88,565	21,192	135,295	21,292	113,742
Total operation expenses	399,142	157,047	735,334	170,218	1,513,392
Loss from operations	(826,675)	(215,747)	(1,230,087)	(228,918)	(2,223,338)
Other (income) expense:
Financing cost		9,000		9,000	70,500
Foreign currency translation gain (loss)	214		1,315
Interest expense	18,891	8,822	30,332	9,493	29,757
Interest income		(44)		(44)	(44)
Total other (income) expense	19,105	17,778	31,647	18,449	100,213
Loss before income taxes and noncontrolling interest	(845,780)	(233,525)	(1,261,734)	(247,367)	(2,323,551)
Income tax provision
Net loss before noncontrolling interest	(845,780)	(233,525)	(1,261,734)	(247,367)	(2,323,551)
Net loss attributable to non-controlling interest in subsidiary	(52,360)		(52,360)
Net loss attributable to Stevia Corp.	$ (793,420)	$ (233,525)	$ (1,209,374)	$ (247,367)
Net loss per common share - Basic and diluted	$ (0.01)	$ 0.0	$ (0.02)	$ (0.01)	$ (0.05)
Weighted average common shares - basic and diluted	62,953,249	52,800,000	60,666,442	32,938,080	45,093,271